Rent Expenses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Rent expenses under cancelable and non-cancelable operating leases	¥ 15,437	¥ 15,491	¥ 14,480